Lease commitments (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Class of property
Less-Accumulated amortization	¥ (3,289)	¥ (2,511)
Leased assets, Net	4,140	4,934
Amortization expenses under capital leases	1,109	1,305	¥ 524
Machinery and equipment
Class of property
Leased assets, Gross	7,322	7,336
Other leased assets
Class of property
Leased assets, Gross	¥ 107	¥ 109